Post-employment Benefits - Reconciliation (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Post-employment benefit plans
Vested benefit obligations	$ 788,714	$ 617,929
Unvested benefit obligations	2,058,894	1,859,598
Defined benefit obligation	2,847,608	2,477,527
Fair value of plan assets	1,379,496	1,515,030
Underfunded status of the plan assets	1,468,112	962,497
Post-employment benefit liability (asset)	1,468,112	962,497	$ 716,095
Pensions
Post-employment benefit plans
Vested benefit obligations	449,752	312,454
Unvested benefit obligations	1,890,108	1,721,772
Defined benefit obligation	2,339,860	2,034,226
Fair value of plan assets	1,051,076	1,108,176
Underfunded status of the plan assets	1,288,784	926,050
Post-employment benefit liability (asset)	1,288,784	926,050
Seniority Premiums
Post-employment benefit plans
Vested benefit obligations	338,962	305,475
Unvested benefit obligations	168,786	137,826
Defined benefit obligation	507,748	443,301
Fair value of plan assets	328,420	406,854
Underfunded status of the plan assets	179,328	36,447
Post-employment benefit liability (asset)	$ 179,328	$ 36,447